INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2016	2017
	RMB	RMB
Trademark	3,071,480	3,260,160
Computer software	24,964,233	33,693,210
Less: accumulated amortization	(7,738,986)	(11,210,959)
Intangible assets, net	20,296,727	25,742,411